Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events
Subsequent Events

18. Subsequent Events

The Company has evaluated subsequent events for adjustment to or disclosure in its condensed consolidated financial statements through the date of the report, and has not identified any recordable or disclosable events, not otherwise reported in these condensed consolidated financial statements or the notes thereto, except for the following:

Virtu Financial made profit distributions to its members, including the Company, in the amount of $10.0 million, on August 4, 2015.

The Company’s Board of Directors declared a dividend of $0.24 per share of Class A common stock and Class B common stock that is payable on September 15, 2015 to holders of record as of September 1, 2015.